Trade payables and others (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and others

(in thousands of euro)	June 30, 2022	December 31, 2021

Suppliers (excluding payables related to capital expenditures)	12,924	14,729
Tax and employee-related payables	5,478	7,463
Other payables	13	6,380
Trade payables and others (excluding payables related to capital expenditures)	18,415	28,573
Payables related to capital expenditures	252	—
Payables and others	18,667	28,573